15. Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible Assets
Intangible assets
	Balance at 2016	Additions	Amortization	Disposals	Transfer	Assets held for sale and discontinued operations (*)	Balance at 2017	Additions	Business Combinations (**)	Amortization	Disposals	Transfer (***)	Assets held for sale and discontinued operations (*)	Balance at 2018
Goodwill	1,107	-	-	-	-	-	1,107	-	41	-	-	-	-	1,148
Tradename - cash and carry	39	-	-	-	-	-	39	-	-	-	-	-	-	39
Commercial rights – retail (note 15.2)	80	6	-	-	-	-	86	24	-	(5)	-	652	-	757
Software	523	236	(86)	(9)	(9)	(104)	551	534	-	(91)	(29)	(6)	(338)	621
Software capital lease	159	41	(46)	-	-	(13)	141	-	-	(42)	-	11	-	110
Total	1,908	283	(132)	(9)	(9)	(117)	1,924	558	41	(138)	(29)	657	(338)	2,675

(*) See note 32.

(**) See note 13.2.1 .

(***) Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores for a 30-years term (see note 9.1).

	2018			2017
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Goodwill	2,259	(1,111)	1,148	2,217	(1,110)	1,107
Tradename - cash and carry	39	-	39	39	-	39
Commercial rights	762	(5)	757	86	-	86
Software	1,200	(579)	621	1,038	(487)	551
Software capital lease	378	(268)	110	377	(236)	141
Total intangibles	4,638	(1,963)	2,675	3,757	(1,833)	1,924

15.1. Impairment testing of goodwill, brands and intangible assets with indefinite useful life

On December 31, 2018, the goodwill acquired through business combinations and tradenames with indefinite useful lives were tested for impairment as part of the two cash generating units, which are also operating segments: retail and cash and carry to which they were allocated to on the acquisition date.

The recoverable amount of the segments was the value in use which was calculated based on cash projections arising from the financial budgets approved by senior management for the next three years. Based on this analysis, no impairment was necessary. See further details in note 6.1 (b).

15.2. Commercial rights

Commercial rights are the right to operate the stores under acquired rights, or through business combinations.

Management understands that commercial rights are considered recoverable, either through the expected cash flows of the related store or the sale to third parties.

Commercial rights with a defined useful life are tested using the same assumptions for the Company's impairment test, as described in note 6.1 (b).

15.3. Additions to intangible assets for cash flow presentation purposes:

	2018	2017

Additions	558	283
Finance lease	-	(41)
Intangible assets financing - Addition	(60)	-
Intangible assets financing - Payments	38	69
Total	536	311

15.4. Business Combination - Cheftime and James Delivery

The Company has completed the acquisition of James Delivery, a delivery company and Cheftime which sells gastronomic kits. The net assets of such companies amounted to R$1 and the considerations for the acquisition were preliminarily measured and will be completed during 2019.